Disposals and scrapping	12 Months Ended
Jun. 30, 2023
Disposals and scrapping
Disposals and scrapping
9	Disposals and scrapping

		2023	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm
Property, plant and equipment[1]	17	632	3 802	7 064
Goodwill and other intangible assets		6	2	947
Equity accounted investments		—	—	370
Assets in disposal groups held for sale		12	16 586	67 662
Inventories		—	—	814
Trade and other receivables		5	—	174
Cash and cash equivalents		—	—	57
Liabilities in disposal groups held for sale		—	(6 321)	(2 577)
Long-term debt		—	—	(2 673)
Non-controlling interest		—	(3 141)	—
Long-term financial liabilities		—	—	(477)
Trade and other payables		—	—	(67)
		655	10 928	71 294
Total consideration		1 054	11 364	73 426
consideration received		799	8 484	43 214
consideration receivable at time of disposal		255	127	116
fair value of retained investment		—	2 753	—
establishment of Joint operation*		—	—	30 096
		399	436	2 132
Realisation of accumulated translation effects		251	8 024	3 388
Net profit on disposal		650	8 460	5 520
Consideration received comprising
Gas – Area A5-A offshore exploration license in Mozambique		26	—	—
Gas – Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)		—	4 129	—
Fuels – Central Térmica De Ressano Garcia S.A (CTRG)		—	2 577	—
Gas – Canadian Montney assets		—	387	—
Chemicals America – US LCCP Base Chemicals business		—	—	29 894
Fuels & Chemicals Africa – Air separation units		—	—	8 051
Chemicals America – interest in Gemini HDPE LLC		—	—	3 456
Gas – Gabon oil producing assets		—	—	424
Chemicals Eurasia – ARG Investment		—	—	316
Chemicals Africa – Share in Enaex Africa		—	—	175
Other		773	1 391	898
Consideration received		799	8 484	43 214

1Refer to note 8 for detail on the scrapping of property, plant and equipment.

9	Disposals and scrapping continued

Significant disposals in 2023

Area A5-A offshore exploration license in Mozambique

On 27 July 2022 Sasol disposed of 15,5% of its interest in the Area A5-A offshore exploration license in Mozambique. A profit on disposal of R266 million was recognised. The consideration receivable (R255 million) is not settled in cash, but the benefit will be received in the form of a reduction in future cost as the asset is constructed.

Significant disposals in prior periods

Canadian shale gas assets

On 29 July 2021 Sasol divested of all our interests in Canada. A gain of R4,9 billion mainly due to the realisation of the foreign currency translation reserve (FCTR) was recognised.

European wax business

On 1 March 2022 Sasol sold its European wax business based in Hamburg Germany. A gain mainly on the reclassification of the FCTR of R2,9 billion was recognised.

Central Térmica de Ressano Garcia S.A. (CTRG)

The divestment of our full shareholding in CTRG, the gas-to-power plant located in Ressano Garcia, Mozambique, to Azura Power Limited for a consideration of R2,6 billion (US$163,8 million). The transaction closed on 28 April 2022. A profit of R156 million has been recognised on the divestment.

Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)

On 29 June 2022 the sale of 30% of our interest in ROMPCO was successfully completed. The loss of voting and contractual rights associated with the transaction resulted in the Group losing control over ROMPCO and the derecognition of all the assets and liabilities of the subsidiary. Sasol has retained a 20% equity stake in ROMPCO which has been measured at fair value at the transaction date, which references to the transaction price. This is considered a level 3 fair value input. The proceeds on the disposal was an initial amount of R4,1 billion and a contingent consideration of up to R1 billion, which is payable if certain agreed milestones are achieved by 30 June 2024. The fair value of the contingent consideration at transaction date and at 30 June 2023 is valued at zero considering the low probability of meeting the milestones as assessed on the transaction date. A profit of R3,7 billion on the disposal has been recognised of which R1,9 billion relates to the fair value adjustment on retained interest. Refer to note 19.

*US LCCP Base Chemicals business

On 1 December 2020 the sale of 50% of our interest in the US LCCP Base Chemicals business was successfully concluded through the creation of the 50/50 owned Louisiana Integrated Polyethylene JV LLC (LIP). The proceeds on the disposal was approximately R30 billion (US$2 billion), resulting in a loss on disposal of R1,1 billion, the loss was mainly attributable to further clarification of the transaction perimeter subsequent to the held for sale classification. This did not impact the value of the remaining business materially. A corresponding gain on the reclassification of foreign currency translation reserve of R3,1 billion was also recognised. Sasol’s 50% interest in LIP is accounted for as a joint operation and Sasol’s share of assets and liabilities held jointly, revenue from the sale of its share of output and expenses are reflected within the Sasol results from 1 December 2020 in terms of IFRS 11 ‘Joint Arrangements’. Refer note 20.

9	Disposals and scrapping continued

Air separation units

The sale of Sasol’s sixteen air separation units (ASUs) and associated business located in Secunda was concluded on 24 June 2021, resulting in a profit on disposal of R2 726 million. As part of the transaction, the Group entered into a supply contract for the supply of gas for 15 years. In determining whether the gas supply agreement was a lease or a supply contract, management applied judgement. The most significant judgement is that Air Liquide has taken full ownership and overall responsibility for managing the ASUs to maintain the agreed quantity and quality of gases supplied to Sasol.

Interest in Gemini HDPE LLC

The divestment of our 50% equity interest in the Gemini HDPE LLC successfully closed on 31 December 2020. Sasol recognised a profit on disposal of R683 million and a corresponding gain on reclassification of foreign currency translation reserve of R246 million.

Gabon oil producing assets

The sale of Sasol’s 27,8% working interest in the Etame Marin block offshore Gabon (producing asset with proven reserves), as well as Sasol’s 40% non-operated participating interest in Block DE-8 offshore Gabon (exploration permit) was concluded on 25 February 2021 and 4 May respectively. Sasol recognised a profit on disposal of R145 million and a corresponding gain on reclassification of foreign currency translation reserve of R132 million.

Share in Enaex Africa

The sale of 26% of Sasol’s 49% interest in Enaex Africa (Pty) Ltd to Afris Subco (Pty) Ltd, resulting in a loss of R115 million. After the transaction, Sasol’s remaining interest in Enaex Africa (Pty) Ltd is 23%.